Unaudited Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net income (loss)	$ (30,887)	$ 450,256
Non-cash adjustments:
Depreciation of property, plant and equipment	28,044	41,579
Amortization of right-of-use assets	37,652	16,065
Reversal of allowance for expected credit loss	(988)	(26,226)
Compensation to Square Gate		36,788
(Increase) Decrease In:
Accounts receivable	(229,936)	553,302
Other receivable	(15,102)	(10,659)
Prepayments and other current assets	(54,856)	1,979
Contract assets	(189,086)	206,437
Tax recovery	30,928	(320,132)
Increase (Decrease) In:
Accounts payable	(162,002)	(128,241)
Accounts payable – related party	199,565	(1,627,269)
Other payables and accrued liabilities	(207,241)	(79,945)
Contract liabilities	(9,479)
Lease liabilities	(55,345)	(20,219)
Net cash used in operating activities	(658,733)	(906,285)
Cash flows from investing activities:
Payment for purchases of property, plant and equipment	(64,395)	(303,846)
Net cash used in investing activities	(64,395)	(303,846)
Cash flows from financing activities:
Net repayment made to a director		(8,586)
Proceeds from issuance of common stock, net of issuance costs and other offering expenses	362,476
Payment of offering costs		(162,594)
Net cash (used in) provided by financing activities	362,476	(171,180)
Net decrease in cash and cash equivalents	(360,652)	(1,381,311)
Effect of changes in exchange rates	2,162
Cash and cash equivalents at beginning of the period	7,505,388	2,296,462
Cash and cash equivalents at end of the period	7,146,898	915,151
Supplemental Disclosure of Cash Flow Information
Interest received	114,123	11,299
Income tax paid	(6,119)	(430,308)
Non-cash Activity
Shares issued as compensation for Square Gate		36,788
Right of use assets obtained in exchange for operating lease obligations	$ 69,825